Revenue - Franchisees and distributors (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 2,341,035	¥ 2,229,444	¥ 7,767,943	¥ 6,599,304
Products transferred at a point of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,166,375	2,062,506	7,225,517	6,113,114
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	174,660	166,938	542,426	486,190
the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,822,965	1,788,277	5,909,250	5,344,955
Other Asian countries excluding the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	256,225	259,776	827,861	684,654
America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	213,871	116,985	809,501	394,728
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,874	22,997	146,887	87,257
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 20,100	¥ 41,409	¥ 74,444	¥ 87,710